Schedule of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Non-operating loss carryforward	$ 917,800
Valuation allowance	(917,800)
Net deferred tax asset